Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail)	12 Months Ended
	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance		0	0	13,333,325
Vested				(13,333,325)
Outstanding balance				0
Weighted average grant-date | $ / shares			$ 0	$ 10.16
Weighted average grant date fair value | $ / shares				$ 0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance	48,288,134
Replacement		75,010,330	75,010,330
Granted	7,086,500	39,313,515	39,313,515
Vested	(18,577,032)	(63,314,483)	(63,314,483)
Forfeited	(2,937,374)	(2,721,228)	(2,721,228)
Outstanding balance	33,860,228	48,288,134	48,288,134
Expected to vest as of December 31, 2020,shares	30,900,145	44,425,083	44,425,083
Weighted average grant-date | ¥ / shares	¥ 14.20
Replacement ,Weighted average grant-date | ¥ / shares		¥ 4.87
Granted,Weighted average grant-date | ¥ / shares	132.02	27.70
Vested,Weighted average grant-date | ¥ / shares	11.51	11.66
Forfeited,Weighted average grant-date | ¥ / shares	43.23	11.05
Weighted average grant date fair value | ¥ / shares	¥ 38.75	¥ 14.20
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacement		17,643,400	17,643,400
Vested		(17,643,400)	(17,643,400)
Replacement ,Weighted average grant-date | ¥ / shares		¥ 2.51
Vested,Weighted average grant-date | ¥ / shares		¥ 2.51